UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08049

______________________________________________

RENAISSANCE CAPITAL GREENWICH FUNDS

______________________________________________________________________________

(Exact name of registrant as specified in charter)

165 MASON STREET

GREENWICH, CONNECTICUT 06830

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
State Street Bank and Trust Company Christopher Madden, Esq. 4 Copley Place, 5th Floor Boston, Massachusetts 02116	James Ash Gemini Fund Services, LLC 80 Arkay Drive, Hauppauge, New York 11788

Registrant’s telephone number, including area code:  (800) 304-6552

Date of fiscal year end:  September 30th

Date of reporting period:  September 30, 2014

Item 1:  Shareholder Report

The Global IPO Fund

2014 Annual Report

September 30, 2014

Renaissance Capital LLC

The IPO Expert

Dear Fellow Shareholders:

For the 12 months ended September 30, 2014, the Global IPO Fund’s total return was 4.36% compared with 19.73% for the S&P 500 and 17.73% for the Russell 3000 Index.*

While the return was positive, the Fund underperformed the broad indexes of the stock market. This occurred because investors shifted to favor large capitalization stocks, rather than the small and mid-cap stocks that populate the initial public offering (IPO) universe. Contributing to the Fund’s performance were social networking provider Facebook, action camera maker GoPro, super discount airline Spirit Air and driver assistance system maker Mobileye. Detracting from performance were small capitalization healthcare companies, such as Castlight, retailers, such as Container Store, and certain Chinese companies, such as car buying website Autohome.

While concerns over Federal Reserve policy, the uncertain Chinese economy and war in the Middle East created volatility, IPO issuance continued to accelerate. We believe that the IPO market will continue to be active.

Thank you for being a Global IPO Fund shareholder.

Sincerely,

Renaissance Capital LLC

The Global IPO Fund

November 22, 2014

*	Past performance is no guarantee of future results. Investment return and principal value will fluctuate. Investor shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Fund made no distributions during the period under review. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in initial public offerings and newly public companies and should be read carefully before investing. Performance data current to the most recent month end may be obtained at www.renaissancecapital.com. The S&P 500 is a widely recognized index of common stocks. The Russell 3000 in an unmanaged index that measures the performance of the companies in the Russell 3000, which represents approximately 98% of the investable U.S. equity market.

Renaissance Capital — The IPO Expert

Annual Total Returns

Growth of a $10,000 Investment
(Unaudited)

	Year Ended	Five Years Ended	Ten Years Ended
	September 30, 2014	September 30, 2014	September 30, 2014
The Global IPO Fund	4.36%	8.00%	4.43%
S&P 500 Index	19.73%	15.70%	8.11%
Russell 3000 Index	17.76%	15.78%	8.44%

*	The line chart above represents the changes in value of a hypothetical $10,000 investment made in the Global IPO Fund on 9/30/2004. Returns include the reinvestment of all Fund distributions. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than original cost. Past performance is not predictive of future performance. This chart is for illustrative purposes only and may not represent your returns.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Adviser is replacing the Russell 2000 with the Russell 3000 as its key broad-based benchmark because the Russell 3000 includes mid capitalization companies, an important component of the IPO market, that are excluded from the Russell 2000.

Global IPO Fund’s Best Quarter	03/12	20.72%
Global IPO Fund’s Worst Quarter	09/11	(25.81)%

Renaissance Capital — The IPO Expert Page 1

The Global IPO Fund

Holdings by Industry

September 30, 2014

	% of		% of
Holdings By Industry	Net Assets	Holdings By Industry	Net Assets
Internet Software & Services	23.5%	Airlines	3.7%
Pharmaceuticals	10.5%	Retail	3.3%
Pipelines	7.9%	Lodging	3.0%
Telecommunications	7.5%	Electronics	2.5%
Software	7.2%	Packaging & Containers	2.0%
Healthcare-Services	5.8%	Diversified Financial Services	1.4%
Electric	5.2%	Commercial Services	1.4%
Electrical Components & Equipment	5.2%	Other/Cash & Equivalents	1.4%
Food	4.2%	Biotechnology	0.1%
Insurance	4.2%	Total	100.0%

Renaissance Capital — The IPO Expert Page 2

Report of Independent
Registered Public
Accounting Firm

To the Shareholders and

Board of Trustees of

Renaissance Capital Greenwich Funds

We have audited the accompanying statement of assets and liabilities of The Global IPO Fund, a series of shares of Renaissance Capital Greenwich Funds, including the portfolio of investments as of September 30, 2014 and the related statement of operations for the year the ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Global IPO Fund as of September 30, 2014, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 25, 2014

Renaissance Capital — The IPO Expert Page 3

Portfolio of Investments

September 30, 2014

	Shares	Value
Common Stock 98.6%
Airlines 3.7%
Spirit Airlines, Inc. *	6,000	$414,840
Biotechnology 0.1%
Avalanche Biotechnologies, Inc. *	200	6,838
Commercial Services 1.4%
Servicemaster Global Holdings, Inc. *	6,500	157,300
Diversified Financial Services 1.4%
Synchrony Financial. *	6,500	159,575
Electric 5.2%
Abengoa Yield Plc *	6,000	213,480
Nrg Yield, Inc.	8,000	376,400
		589,880
Electrical Components & Equipment 5.2%
Mobileye Nv *	11,000	589,490
Electronics 2.5%
Gopro, Inc. *	3,000	281,100
Food 4.2%
Whitewave Foods Co. *	13,000	472,290
Healthcare-Services 5.8%
Envision Healthcare Holdings, Inc. *	19,000	658,920
Insurance 4.2%
Voya Financial, Inc.	12,000	469,200
Internet Software & Services 23.5%
Alibaba Group Holding Ltd. Adr *	6,000	533,100
Autohome, Inc. Adr *	5,000	210,050
Facebook, Inc. *	14,000	1,106,560
Twitter, Inc. *	15,500	799,490
		2,649,200

See Notes to Financial Statements

Renaissance Capital — The IPO Expert Page 4

Portfolio of Investments

September 30, 2014 (continued)

	Shares	Value
Lodging 3.0%
Hilton Worldwide Holdings, Inc. *	14,000	$344,820
Packaging & Containers 2.0%
Berry Plastics Group, Inc. *	9,000	227,160
Pharmaceuticals 10.5%
Quintiles Transnational Holdings, Inc. *	12,000	669,360
Zoetis, Inc.	14,000	517,300
		1,186,660
Pipelines 7.9%
Enable Midstream Partners Lp	10,750	264,880
Eqt Midstream Partners Lp	7,000	627,270
		892,150
Retail 3.3%
Zoe’s Kitchen, Inc. *	12,000	369,120
Software 7.2%
Mobileiron, Inc. *	27,000	300,780
Tableau Software, Inc. *	3,000	217,950
Workday, Inc. *	3,500	288,750
		807,480
Telecommunications 7.5%
Arista Networks, Inc. *	4,000	353,320
Pala Alto Networks, Inc. *	5,000	490,500
		843,820
Total Common Stock (Cost $8,423,411)		11,119,843

See Notes to Financial Statements

Renaissance Capital — The IPO Expert Page 5

Portfolio of Investments

September 30, 2014 (continued)

	Shares	Value
Short-Term Investments 0.5%
Money Market Funds 0.5%
Milestone Treasury Obligations Fund – Institutional Shares, 0.01% **	27,207	$27,207
Dreyfus Institutional Reserve Money Fund – Premier Shares, 0.00% **	27,206	27,206
Total Short-Term Investments (Cost $54,413)		54,413
Total Investments 99.1% (Cost $8,477,824) (a)		$11,174,256
Other Assets Less Liabilities 0.9%		102,983
Net Assets 100.0%		$11,277,239

*	Non-income producing security.

**	Money Market Fund; interest rate reflects seven-day effective yield on September 30, 2014. ADR - American Depository Receipt LP - Limited Partnership PLC - Public Limited Company

(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $8,523,064. At September 30, 2014, net appreciation for all securities was $2,651,192. This consists of aggregate gross unrealized appreciation of $2,759,806 and aggregate gross unrealized depreciation of $108,614.

See Notes to Financial Statements

Renaissance Capital — The IPO Expert Page 6

Statement of Assets and Liabilities

As of September 30, 2014

Assets
Investment securities
At cost	$8,477,824
At value	$11,174,256
Receivable for Investments Sold	304,567
Receivable for Fund Shares Sold	500
Due From Adviser	40,379
Prepaid Expenses and Other Assets	20,760
Total Assets	11,540,462
Liabilities
Payable for Investments Purchased	223,682
Payable for Distribution Fees	3,017
Accrued Expenses and Other Liabilities	36,524
Total Liabilities	263,223
Net Assets	$11,277,239
Net Assets Consist of:
Paid-in-Capital	$9,765,547
Undistributed Net Investment Loss	(182,448)
Accumulated Net Realized Loss on Investments	(1,002,292)
Net Unrealized Appreciation on Investments	2,696,432
$11,277,239
Net Asset Value, Offering and Redemption Price Per Share*
($11,277,239/692,511 shares of beneficial interest, without par value, unlimited number of shares authorized)	$16.28

*	The Fund imposes a 2% redemption fee on shares sold, other than those received from the reinvestment of dividends and capital gains, that were held 90 days or fewer.

See Notes to Financial Statements

Renaissance Capital — The IPO Expert Page 7

Statement of Operations

For the Year Ended September 30, 2014

Investment Income
Dividends	$103,919
Interest	34
Total Investment Income	103,953
Expenses
Investment Adviser	333,817
Administration Fees	57,373
Distribution Fees	55,636
Professional Fees	54,502
Transfer Agent Fees and Expenses	42,614
Federal and State Registration	30,577
Shareholder Reports	29,848
Custody Fees	14,935
Trustees’ Fees	8,151
Shareholder Service Fees	578
Other Expenses	27
Total Expenses	628,058
Less:
Fees Waived and Expenses Reimbursed by the Adviser	(72,986)
Net Expenses	555,072
Net Investment Loss	(451,119)
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments	2,893,084
Net Change in Unrealized Appreciation (Depreciation)
During the year on Investments	(2,345,485)
Net Realized and Unrealized Gain (Loss) on Investments	547,599
Net Increase in Net Assets Resulting from Operations	$96,480

See Notes to Financial Statements

Renaissance Capital — The IPO Expert Page 8

Statements of
Changes in Net Assets

	Year	Year
	Ended	Ended
	September 30,	September 30,
	2014	2013
Increase in Net Assets from Operations
Net Investment Loss	$(451,119)	$(147,412)
Net Realized Gain on Investments	2,893,084	651,612
Net Change in Unrealized Appreciation (Depreciation) of Investments	(2,345,485)	3,761,413
Net Increase in Net Assets Resulting from Operations	96,480	4,265,613

Fund Share Transactions
Proceeds from Shares Sold	9,812,211	43,163,687
Cost of Shares Redeemed	(52,590,093)	(1,687,350)
Redemption Fee Proceeds	31,651	2,605
Net Increase (Decrease) in Net Assets from Fund Share Transactions	(42,746,231)	41,478,942
Total Increase in Net Assets	(42,649,751)	45,744,555

Net Assets
Beginning of Year	53,926,990	8,182,435
End of Year *	$11,277,239	$53,926,990
* Includes Accumulated Net Investment Loss of	$(182,448)	$(209,716)

Increase in Fund Shares Issued
Number of Shares Sold	615,235	2,842,065
Number of Shares Redeemed	(3,378,496)	(128,418)
Net Increase in Fund Shares	(2,763,261)	2,713,647

See Notes to Financial Statements

Renaissance Capital — The IPO Expert Page 9

Financial Highlights

For a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2014		2013		2012	2011	2010
Net Asset Value, Beginning of Period	$15.60		$11.03		$9.83	$11.22	$11.08
Income (Loss) From Investment Operations
Net Investment Loss	(0.32	) **	(0.15	) **	(0.20)	(0.23)	(0.22)
Net Realized and Unrealized Gain (Loss)	0.98		4.72		1.39	(1.17)	0.36
Total from Investment Operations	0.66		4.57		1.19	(1.40)	0.14
Paid-in-Capital From Redemption Fees	0.02		0.00	*	0.01	0.01	0.00 *
Net Asset Value, End of Period	$16.28		$15.60		$11.03	$9.83	$11.22
Total Return (1)	4.36%		41.43%		12.21%	(12.39)%	1.26%
Ratios and Supplemental Data
Net Assets, End of Period (000s)	$11,277		$53,927		$8,182	$8,112	$9,637
Ratio of Net Expenses to Average Net Assets (2)	2.50%		2.50%		2.50%	2.50%	2.47%
Ratio of Net Investment Loss to Average Net Assets (2)	(2.04)%		(1.15)%		(1.74)%	(1.87)%	(1.93)%
Ratio of Expense to Average Net Assets, excluding waivers (2)	2.83%		3.47%		4.46%	3.91%	4.10%
Ratio of Net Investment Loss to Average Net Assets, excluding waivers (2)	(2.37)%		(2.12)%		(3.70)%	(3.28)%	(3.56)%
Portfolio Turnover Rate	198.00%		142.01%		127.64%	250.10%	328.40%

(1)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(2)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments companies in which the Fund invests.

*	Per share amount represents less than $0.01 per share.

**	Calculated using average shares method.

See Notes to Financial Statements

Renaissance Capital — The IPO Expert Page 10

Notes to
Financial Statements

For the Year Ended September 30, 2014

The Global IPO Fund is a series of Renaissance Capital Greenwich Funds (“Renaissance Capital Funds”), a Delaware Trust, operating as a registered, diversified, open-end investment company. The Fund was formerly known as The Global IPO Plus Aftermarket Fund. Renaissance Capital Funds, organized on February 3, 1997, may issue an unlimited number of shares and classes of the Global IPO Fund.

The investment objective of the Global IPO Fund is to seek capital appreciation by investing in the common stocks of Initial Public Offerings on the offering and in the aftermarket.

A. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

1. SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value using good faith estimates as determined in accordance with the Trust’s “Procedures for Valuing Illiquid Securities and Securities for Which Market Quotations are Not Readily Available or May be Unreliable.” There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable. As of September 30, 2014, the Fund did not hold any securities for which market quotations were not readily available.

EQUITY SECURITIES RISK: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically gener-

Renaissance Capital — The IPO Expert Page 11

Notes to
Financial Statements

For the Year Ended September 30, 2014 (continued)

ated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

IPO RISK: The Fund invests in companies that have recently completed an initial public offering. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the initial public offering. The price of stocks may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when Shares restricted by lock-up are released causing greater volatility and possible downward pressure during the time that locked-up Shares are released.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices-for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets measured at fair value:

Renaissance Capital — The IPO Expert Page 12

Notes to
Financial Statements

For the Year Ended September 30, 2014 (continued)

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	11,119,843	—	—	11,119,843
Short Term Investments	54,413	—	—	54,413
Total	11,174,256	—	—	11,174,256

The Fund did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to record transfers in to or out Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

2. FEDERAL INCOME TAXES: It is the Global IPO Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to distribute all of its taxable income to relieve it from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of (2011 – 2013) or expected to be taken in the Fund’s 2014 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Fund identifies its major tax jurisdiction as U.S. Federal and foreign jurisdictions where the Fund makes significant investments.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. As of September 30, 2014, the Global IPO Fund had a federal income tax capital loss carry forward of $920,308. Federal capital loss carry forwards expire as follows: $520,695 expiring in 2017 and $399,613 expiring in 2018.

As of September 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

		Capital	Post		Total
Undistributed	Undistributed	Loss	October	Unrealized	Accumulated
Ordinary	Long-Term	Carry	and Late	Appreciation/	Earnings/
Income	Gains	Forwards	Year Losses	(Depreciation)	(Deficits)
$—	$—	$(920,308)	$(219,192)	$2,651,192	$1,511,692

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Renaissance Capital — The IPO Expert Page 13

Notes to Financial Statements

For the Year Ended September 30, 2014 (continued)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $219,192.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $0.

3. DISTRIBUTIONS TO SHAREHOLDERS: The Global IPO Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Permanent book and tax differences primarily attributable to the tax treatment of net operating losses and adjustments for partnerships and real estate investment trusts, resulted in reclassification for the fiscal year ended September 30, 2014 as follows: a decrease in paid-in-capital of $427,386; a decrease in accumulated net investment loss of $478,387; and an increase in accumulated net realized loss on investments of $51,001.

4. OTHER: Security transactions are accounted for on a trade date basis. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

5. INDEMNIFICATION: Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss due to these warranties appears to be remote.

Expenses — Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital, LLC (“the Adviser”), a registered investment adviser, the Global IPO Fund agrees to pay Renaissance Capital, LLC an annual fee equal to 1.50% of the average daily net assets of the Global IPO Fund, payable monthly. For the year ended September 30, 2014, the Adviser earned advisory fees of $333,817. Additionally, the Adviser has contractually agreed to defer or waive fees or absorb some or all of the expenses (excluding dividends

Renaissance Capital — The IPO Expert Page 14

Notes to Financial Statements

For the Year Ended September 30, 2014 (continued)

on short sales) of the Global IPO Fund in order to limit Total Fund Operating Expenses to 2.50%. During the year ended September 30, 2014, the Adviser deferred fees and reimbursed expenses of $72,986.

These deferrals are subject to later recapture by Renaissance Capital for a period of three years. Total deferrals subject to recapture by Renaissance Capital are $362,360. These deferrals and reimbursements will expire as follows: $165,033 expiring in 2015, $124,341 expiring in 2016, and $72,986 expiring in 2017.

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the “Administration Agreement”), the Administrator generally supervises certain operations of the Global IPO Fund, subject to the over-all authority of the Board. For its services, the Administrator receives a fee computed daily at an annual rate based on average daily net assets of the Global IPO Fund, subject to an annual minimum plus out of pocket expenses.

D. SHAREHOLDER SERVICES: The Global IPO Fund has adopted a Distribution and Shareholder Servicing Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the Global IPO Fund, as determined from time to time by the Board, to pay an annual fee on the Global IPO Fund’s average daily net assets for distribution and shareholder servicing.

The total annual fee for distribution and shareholding servicing of the Global IPO Fund’s shares, which is payable monthly, will not exceed 0.25% of the average daily net asset value of shares invested in the Global IPO Fund by customers of broker-dealers or distributors or by investors for whom the shareholder servicing agent maintains a servicing relationship.

To discourage short-term investing and recover certain administrative, transfer agency, shareholder servicing and other costs associated with such short-term investing, the Global IPO Fund charges a 2% fee on such redemptions of shares held less than 90 days. Such fees amounted to $31,651 for the year ended September 30, 2014.

E. TRUSTEES’ FEES: Independent Trustees’ fees are $3,000 per year per Trustee for the Global IPO Fund.

F. PURCHASES AND SALES: For the year ended September 30, 2014, the Global IPO Fund made purchases with a cost of $44,730,435 and sales with proceeds of $86,460,102 of investment securities other than long-term U.S. Government and short-term securities.

G. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.

H. SUBSEQUENT EVENTS: Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Renaissance Capital — The IPO Expert Page 15

Notes to Financial Statements

For the Year Ended September 30, 2014 (continued)

Obtaining Additional Information (Unaudited)

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-476-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st and 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-476-3863.

Renaissance Capital — The IPO Expert Page 16

Supplemental Information

September 30, 2014 (Unaudited)

Cost of Investing

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs on redemptions or redemption fees on shares sold that were held 90 days or fewer.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from April 1, 2014 through September 30, 2014.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14-9/30/14)
Actual	$1,000.00	$1,031.00	$12.73

Hypothetical (5% return before expenses)	1,000.00	1,012.53	12.61

*	Expenses are equal to the Fund’s annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the days in the reporting period).

Renaissance Capital — The IPO Expert Page 17

Trustees and Officers*

Name Address Date of Birth	Position (s) Held with Trust (a)	Length of Service (b)	Principal Occupation (s) During Past 5 Years	Other Directorships Held
Independent Trustees
Warren K. Greene 165 Mason Street Greenwich, CT 06830 02/36	Independent Trustee	Independent Trustee since December 1997	President – American Investors Fund, LLC (July 2006 – Present),	EII Realty Securities Trust
Gerald W. Puschel 165 Mason Street Greenwich, CT 06830 12/44	Independent Trustee	Trustee since December 1997	Chairman – F. Schumacher & Co.	F. Schumacher & Co.
Walter E. Auch, Jr. 165 Mason Street Greenwich, CT 06830 03/45	Independent Trustee	Trustee since August 2013	AuchCompany LLC H.J. Sims & Co., Inc.	None
Interested Trustee and Officers
Kathleen Shelton Smith (c) 165 Mason Street Greenwich, CT 06830 05/54	Interested Trustee, Chairperson, Vice President, Treasurer and Chief Compliance Officer	Since December 1997	Chairperson, Chief Compliance Officer, Vice President, Treasurer and Secretary – Renaissance Capital LLC, Renaissance Capital, Investments Inc., Renaissance Capital International, LLC	None
William K. Smith (d) 165 Mason Street Greenwich, CT 06830 05/51	President	Since December 1997	President, Chief Executive Officer and Director – Renaissance Capital LLC, Renaissance Capital, Investments, Inc., Renaissance Capital International, LLC	None
Linda R. Killian 165 Mason Street Greenwich, CT 06830 08/50	Chief Investment Officer, Vice President, Secretary	Since December 1997	Vice President and Director – Renaissance Capital LLC Renaissance Capital, Investments, Inc., Renaissance Capital International, LLC	None

(a)	There are currently three (3) portfolios in the complex overseen by all Trustees.

(b)	The term of service for each trustee is indefinite until a successor is elected.

(c)	Ms. Smith is an “interested person” under the 1940 Act. Ms. Smith is the spouse of William K. Smith.

(d)	Mr. Smith is the spouse of Kathleen Shelton Smith.

The Global IPO Fund’s Statement of Additional Information (SAI) includes information about the Fund’s trustees and officers. The SAI is available, without charge, upon request by calling toll-free 1-888-476-3863.

Renaissance Capital — The IPO Expert Page 18

Privacy Notice

FACTS	WHAT DOES RENAISSANCE CAPITAL GREENWICH FUNDS AND ITS INVESTMENT ADVISOR RENAISSANCE CAPITAL LLC (“RENAISSANCE CAPITAL”), DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number

●         account balances

●         account transactions

●         transaction history

●         wire transfer instructions

●         checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Renaissance Capital chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Renaissance Capital share?	Can you limit this sharing?

For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share
Questions? Call 203-622-2978 or go to www.renaissancecapital.com

Renaissance Capital — The IPO Expert Page 19

Privacy Notice

What We do
Who is providing this notice?	Renaissance Capital Greenwich Funds and its advisor Renaissance Capital LLC. A complete list is included below.
How does Renaissance Capital protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Renaissance Capital collect my personal information?

We collect your personal information, for example, when you

●     open an account

●     provide account information

●     give us your contact information

●     make a wire transfer

●     tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include: Renaissance Capital LLC, Renaissance Capital Investments, Inc., Renaissance Capital International, LLC

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Renaissance Capital doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Renaissance Capital doesn’t jointly market.
List of Entities Providing This Notice
Renaissance Capital LLC Renaissance Capital Greenwich Funds Renaissance Capital Investments, Inc. Renaissance Capital International, LLC

Renaissance Capital — The IPO Expert Page 20

Renaissance IPO ETF

2014 Annual Report

September 30, 2014

Renaissance Capital LLC

The IPO Expert

Dear Shareholders,

For the period from October 14, 2013 to September 30, 2014, the Renaissance IPO ETF’s total return was 15.22% compared with 14.6% for the S&P 500 and 13.0% for the Russell 3000 Index.*

During the period, the Fund outpaced the broad indexes of the equity market due to strong performance of the information technology sector, including well-known internet companies Facebook, and Twitter, as well as new companies Palo Alto Networks, a firewall products provider to enterprise customers, and Mobileye, a provider of camera-based technology for automobile collision avoidance.

Detracting from performance was a handful of disappointing recent IPOs, including Fireeye, a provider of virtual machine-based IT security to enterprises and governments, and Realogy Holdings, the leading US franchisor of residential real estate brokerages.

New Renaissance International IPO ETF

In October 2014 Renaissance Capital launched the Renaissance International IPO ETF (NYSE symbol: IPOS) that seeks to provide investment results that, before fees and expenses, corresponds generally to the total return performance of an index that tracks a portfolio of non U.S.-listed newly public companies, prior to their inclusion in global core equity portfolios. Now, investors can put the new economy to work in their portfolios, not just in the U.S., but internationally.

Thank you for being a Renaissance IPO ETF shareholder.

Sincerely,

William K. Smith
President
Renaissance Capital LLC
Renaissance IPO ETF
November 14, 2014

*	Past performance is no guarantee of future results. Investment return and principal value will fluctuate. Investor shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Fund made no distributions during the period under review. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in initial public offerings and newly public companies and should be read carefully before investing. Performance data current to the most recent month end may be obtained at www.renaissancecapital.com. The S&P 500 is a widely recognized index of common stocks. The Russell 3000 in an unmanaged index that measures the performance of the companies in the Russell 3000, which represents approximately 98% of the investable U.S. equity market.

Renaissance Capital — The IPO Expert Page 1

Annual Total Returns

 Growth of a $10,000 Investment

$12,000
$11,500
$11,000
$10,500
$10,000
Renaissance IPO ETF
Renaissance IPO Index
10/13/2013
11/30/2013
12/31/2013
1/31/2014
2/28/2014
3/31/2014
4/30/2014
5/31/2014
6/30/2014
7/31/2014
8/31/2014
9/30/2014

Year Ended
September 30, 2014
Renaissance IPO ETF	15.22%
Renaissance IPO Index	16.22%

*	The line chart above represents the changes in value of a hypothetical $10,000 investment made in the Renaissance IPO ETF on 10/14/2003. Returns include the reinvestment of all Fund distributions. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than original cost. Past performance is not predictive of future performance. This chart is for illustrative purposes only and may not represent your returns.

Renaissance Capital — The IPO Expert Page 2

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
Renaissance Capital Greenwich Funds

We have audited the accompanying statement of assets and liabilities of the Renaissance IPO ETF, a series of shares of Renaissance Capital Greenwich Funds, including the portfolio of investments as of September 30, 2014 and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period October 14, 2013 (commencement of operations) to September 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Renaissance IPO ETF as of September 30, 2014, the results of its operations, the changes in its net assets, and the financial highlights for the period October 14, 2013 (commencement of operations) to September 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 25, 2014

Renaissance Capital — The IPO Expert Page 3

Renaissance IPO ETF Portfolio Summary

Top Ten Holdings
As of September 30, 2014

		% of Net Assets
1.	Twitter, Inc.	9.7%
2.	Alibaba Group Holding, Ltd.	9.6%
3.	Zoetis, Inc.	9.2%
4.	Workday, Inc.	3.9%
5.	Hilton Worldwide Holdings, Inc.	3.9%
6.	Voya Financial, Inc.	3.3%
7.	WhiteWave Foods Co.	3.1%
8.	Realogy Holdings Corp.	2.7%
9.	Diamondback Energy, Inc.	2.1%
10.	Envision Healthcare Holdings, Inc.	2.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Holdings By Industry
As of September 30, 2014

	% of		% of
	Net		Net
	Assets		Assets
Internet Software & Services	20.7%	Containers & Packaging	1.3%
Oil, Gas & Consumable Fuels	12.1%	Diversified Consumer Services	1.3%
Pharmaceuticals	9.7%	Metals & Mining	1.3%
Hotels, Restaurants & Leisure	8.3%	Communications Equipment	1.3%
Software	7.8%	Energy Equipment & Services	1.1%
Food Products	4.2%	Electrical Equipment	1.0%
Consumer Finance	4.0%	Health Care Technology	0.9%
Diversified Financial Services	3.3%	Multiline Retail	0.5%
Real Estate Management & Development	2.7%	Life Sciences Tools & Services	0.5%
Media	2.4%	IT Services	0.4%
Real Estate Investment Trusts (REITs)	2.2%	Independent Power Producers & Energy Traders	0.4%
Health Care Providers & Services	2.0%	Commercial Services & Supplies	0.3%
Trading Companies & Distributors	1.7%	Diversified Telecommunication Services	0.2%
Electronic Equipment, Instruments & Components	1.6%	Construction & Engineering	0.1%
Commercial Banks	1.6%	Computers & Peripherals	0.1%
Food & Staples Retailing	1.6%	Biotechnology	0.1%
Specialty Retail	1.4%	Short-Term Investments	2.8%
Internet & Catalog Retail	1.4%	Liabilities Less Other Assets	(2.3)%
		TOTAL	100.0%

Renaissance Capital — The IPO Expert Page 4

Renaissance IPO ETF
Portfolio of Investments
September 30, 2014

Shares		Value (US$)
	COMMON STOCKS - 95.1%
	CONSUMER DISCRETIONARY - 14.6%
	Diversified Consumer Services - 1.3%
5,007	Bright Horizons Family Solutions, Inc. *	210,594
3,215	Houghton Mifflin Harcourt Co. *	62,500
6,400	ServiceMaster Global Holdings, Inc. *	154,880
		427,974
	Hotels, Restaurants & Leisure - 7.6%
12,369	Aramark	325,305
52,139	Hilton Worldwide Holdings, Inc. *	1,284,184
6,661	La Quinta Holdings, Inc. *	126,492
16,165	Norwegian Cruise Line Holdings, Ltd. *	582,263
11,046	SeaWorld Entertainment, Inc.	212,415
		2,530,659
	Internet & Catalog Retail - 1.4%
16,206	JD.com, Inc. - ADR * (a)	418,439
1,700	Jumei International Holding, Ltd. - ADR * (a)	39,916
		458,355
	Media - 2.4%
8,900	Markit, Ltd. *	207,815
19,913	CBS Outdoor Americas, Inc.	596,195
		804,010
	Multiline Retail - 0.5%
4,798	Burlington Stores, Inc. *	191,248
	Specialty Retail - 1.4%
4,700	Michaels Cos., Inc. *	82,156
4,815	Restoration Hardware Holdings, Inc. *	383,033
		465,189
		4,877,435
	CONSUMER STAPLES - 5.8%
	Food & Staples Retailing - 1.6%
17,786	Sprouts Farmers Market, Inc. *	517,039
	Food Products - 4.2%
11,647	Pinnacle Foods, Inc.	380,275
28,377	WhiteWave Foods Co. *	1,030,936
		1,411,211
		1,928,250
	ENERGY - 9.5%
	Energy Equipment & Services - 0.3%
5,350	Frank’s International NV	100,045
2,352	North Atlantic Drilling, Ltd.	15,665
		115,710
	Oil, Gas & Consumable Fuels - 9.2%
9,156	Antero Resources Corp. *	502,573
10,892	Athlon Energy, Inc. *	634,241
9,371	Diamondback Energy, Inc. *	700,763
5,000	Eclipse Resources Corp. *	83,100
6,824	EP Energy Corp. - Class A *	119,284
6,100	Memorial Resource Development Corp. *	165,371
14,500	PBF Energy, Inc. - Cl. A	348,000
18,989	Rice Energy, Inc. *	505,107
		3,058,439
		3,174,149

See accompanying Notes to Financial Statements.

Renaissance Capital — The IPO Expert Page 5

Renaissance IPO ETF
Portfolio of Investments
September 30, 2014 (continued)

	FINANCIALS - 13.8%
	Commercial Banks - 1.6%
22,900	Citizens Financial Group, Inc. *	536,318
	Consumer Finance - 4.0%
15,981	Ally Financial, Inc. *	369,800
17,267	Santander Consumer USA Holdings, Inc.	307,525
3,416	Springleaf Holdings, Inc. *	109,073
22,016	Synchrony Financial *	540,493
		1,326,891
	Diversified Financial Services - 3.3%
27,717	Voya Financial, Inc.	1,083,735
	Real Estate Investment Trusts (REITs) - 2.2%
24,875	American Homes 4 Rent - Class A	420,139
14,643	Brixmor Property Group, Inc.	325,953
		746,092
	Real Estate Management & Development - 2.7%
24,134	Realogy Holdings Corp. *	897,785
		4,590,821
	HEALTH CARE - 13.2%
	Biotechnology - 0.1%
1,515	Intrexon Corp. * (a)	28,149
	Health Care Providers & Services - 2.0%
19,019	Envision Healthcare Holdings, Inc. *	659,579
	Health Care Technology - 0.9%
10,993	IMS Health Holdings, Inc. *	287,907
	Life Sciences Tools & Services - 0.5%
3,367	Quintiles Transnational Holdings, Inc. *	187,811
	Pharmaceuticals - 9.7%
7,200	Catalent, Inc. *	180,216
82,807	Zoetis, Inc.	3,059,718
		3,239,934
		4,403,380
	INDUSTRIALS - 3.1%
	Commercial Services & Supplies - 0.3%
3,592	West Corp.	105,820
	Construction & Engineering - 0.1%
2,852	Grana y Montero SA - ADR	42,837
	Electrical Equipment - 1.0%
5,410	SolarCity Corp. * (a)	322,436
	Trading Companies & Distributors - 1.7%
20,323	HD Supply Holdings, Inc. *	554,005
		1,025,098
	INFORMATION TECHNOLOGY - 31.9%
	Communications Equipment - 1.3%
1,000	Arista Networks, Inc. *	88,330
13,890	CommScope Holding Co., Inc. *	332,110
		420,440
	Computers & Peripherals - 0.1%
1,395	Nimble Storage, Inc. * (a)	36,228
	Electronic Equipment, Instruments & Components - 1.6%
17,327	CDW Corp.	538,003
	Internet Software & Services - 20.7%
36,100	Alibaba Group Holding, Ltd. - ADR *	3,207,485
5,051	Criteo SA - ADR *	169,966
9,123	GrubHub, Inc. *	312,372
62,473	Twitter, Inc. *	3,222,357
		6,912,180

See accompanying Notes to Financial Statements.

Renaissance Capital — The IPO Expert Page 6

Renaissance IPO ETF
Portfolio of Investments
September 30, 2014 (continued)

	IT Services - 0.4%
8,275	Sabre Corp.	148,247
	Software - 7.8%
2,100	Cheetah Mobile, Inc. - ADR * (a)	38,325
14,093	FireEye, Inc. *	430,682
4,174	King Digital Entertainment PLC (a)	53,010
4,946	Mobileye NV * (a)	265,056
6,899	Tableau Software, Inc. - Class A *	501,212
15,714	Workday, Inc. - Class A *	1,296,405
		2,584,690
		10,639,788
	MATERIALS - 2.6%
	Containers & Packaging - 1.3%
17,010	Berry Plastics Group, Inc. *	429,332
	Metals & Mining - 1.3%
17,191	Constellium NV - Class A *	423,071
		852,403
	TELECOMMUNICATION SERVICES - 0.2%
	Diversified Telecommunication Services - 0.2%
3,269	Intelsat SA *	56,031
	UTILITIES - 0.4%
	Independent Power Producers & Energy Traders - 0.4%
4,000	Abengoa Yield PLC *	142,320
	TOTAL COMMON STOCKS
	(Cost - $29,940,357)	31,689,675
Units
	COMMON STOCK UNITS - 0.7%
	CONSUMER DISCRETIONARY - 0.7%
	Hotels, Restaurants & Leisure - 0.7%
9,466	Extended Stay America, Inc.	224,723
	TOTAL COMMON STOCK UNITS
	(Cost - $222,485)	224,723
	MASTER LIMITED PARTNERSHIPS - 3.7%
	ENERGY - 3.7%
	Energy Equipment & Services - 0.8%
8,100	Seadrill Partners LLC	252,639
	Oil, Gas & Consumable Fuels - 2.9%
8,301	CVR Refining LP	193,247
2,583	Emerge Energy Services LP	297,820
4,569	Enable Midstream Partners LP	112,580
2,464	MPLX LP	145,228
3,128	Phillips 66 Partners LP	208,794
900	Viper Energy Partners LP *	20,907
		978,576
		1,231,215

See accompanying Notes to Financial Statements.

Renaissance Capital — The IPO Expert Page 7

Renaissance IPO ETF
Portfolio of Investments
September 30, 2014 (continued)

	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost - $1,258,090)	1,231,215
	SHORT-TERM INVESTMENTS - 2.8%
939,604	State Street Navigator Prime Securities Lending Portfolio (b)	939,604
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $939,604)	939,604
	TOTAL INVESTMENTS - 102.3% (Cost - $32,360,536) (c)	$34,085,217
	LIABILITIES LESS OTHER ASSETS - (2.3) %	(760,525)
	NET ASSETS - 100.0%	$33,324,692

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of September 30, 2014, the market value of securities loaned was $898,438. The loaned securities were secured with cash collateral of $939,604. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $32,556,131. At September 30, 2014, net appreciation for all securities was $1,529,086. This consists of aggregate gross unrealized appreciation of $2,662,535 and aggregate gross unrealized depreciation of $1,133,449.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

Renaissance Capital — The IPO Expert Page 8

Renaissance IPO ETF
Statement of Assets and Liabilities
For the Period Ended September 30, 2014 (1)

Assets
Investment securities
At Cost	$32,360,536
At Value*	34,085,217
Cash	185,729
Receivable for Investments Sold	1,429,531
Dividends Receivable	6,617
Total Assets	35,707,094

Liabilities
Payable Upon Receipt of Securities Loaned	939,604
Payable for Investments Purchased	1,427,732
Accrued Management Fees	15,066
Total Liabilities	2,382,402
Net Assets	$33,324,692

Net Assets Consist of:
Paid-in-Capital	$31,162,262
Accumulated Net Realized Gain on Investments	437,749
Net Unrealized Appreciation on Investments	1,724,681
Total Net Assets	$33,324,692

Net Assets Value Per Share	$22.98
Shares Outstanding (unlimited amount authorized)	1,450,000
* Includes investments in securities on loan, at value	$898,438

(1)	Commenced operations October 14, 2013.

See accompanying Notes to Financial Statements.

Renaissance Capital — The IPO Expert Page 9

Renaissance IPO ETF
Statement of Operations
For the Period Ended September 30, 2014 (1)

Investment Income
Dividends (net of foreign tax withheld of $374)	$225,719
Securities Lending Income	19,034
Total Investment Income	244,753
Expenses
Management Fees	162,372
Net Investment Income	82,381
Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	409,798
Net Realized Gain on In-Kind Transactions	1,163,457
Net Change in Unrealized Appreciation on Investments	1,724,681
Net Realized and Unrealized Gain on Investments	3,297,936
Net Increase in Net Assets Resulting from Operations	$3,380,317

(1)	Commenced operations October 14, 2013.

See accompanying Notes to Financial Statements.

Renaissance Capital — The IPO Expert Page 10

Renaissance IPO ETF
Statement of Changes in Net Assets
For the Period Ended September 30, 2014 (1)

Increase in Net Assets from Operations
Net Investment Income	$82,381
Net Realized Gain on Investments	409,798
Net Realized Gain on In-Kind Transactions	1,163,457
Net Change in Unrealized Appreciation of Investments	1,724,681
Net Increase in Net Assets Resulting from Operations	3,380,317
Distributions to Shareholders From
Net Investment Income	(81,214)
Fund Share Transactions
Proceeds from Shares Sold	43,148,459
Cost of Shares Redeemed	(13,126,870)
Other Capital (Note 4)	4,000
Net Increase in Net Assets from Fund Share Transactions	30,025,589
Total Increase in Net Assets	33,324,692
Net Assets
Beginning of Period	0
End of Period	$33,324,692
Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	2,050,001
Number of Shares Redeemed	(600,001)
Net Increase in Fund Shares	1,450,000

(1)	Commenced operations on October 14, 2013.

See accompanying Notes to Financial Statements.

Renaissance Capital — The IPO Expert Page 11

Renaissance IPO ETF
Financial Highlights
For the Period Ended September 30, 2014 (1) For a Share Outstanding Throughout the Period

Net Assets Value, Beginning of Period	$20.00
Income From Investment Operations
Net Investment Income (2)	0.06
Net Realized and Unrealized Gain	2.98
Total from Investment Operations	3.04
Redemption Fees (2)	0.00 *
Distribution to Shareholders From Net Investment Income	(0.06)
Net Asset Value, End of Period	$22.98

Total Return (3)	15.22%

Ratios and Supplemental Data
Net Assets, End of Period (000s)	$33,325
Ratio of Net Expenses to Average Net Assets (4)	0.60%
Ratio of Net Investment Income to Average Net Assets (4)	0.30%
Portfolio Turnover Rate (5)	127%

(1)	Commenced operations on October 14, 2013.

(2)	Calculated using average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(4)	Annualized.

(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

*	Per share amount represents less than $0.005 per share.

See accompanying Notes to Financial Statements.

Renaissance Capital — The IPO Expert Page 12

Renaissance IPO ETF
Notes to Financial Statements
For the Period Ended September 30, 2014

The Renaissance IPO ETF (the “Fund”) is a series of Renaissance Capital Greenwich Funds (“the Trust”), a Delaware Trust, operating as a registered, non-diversified, open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and, as a result, is not required to meet certain diversification requirements under the 1940 Act. The Trust, organized on February 3, 1997, may issue an unlimited number of shares of the Fund. The shares of the Fund are referred to herein as “Shares.”

The Trust currently consists of two series, an open-end mutual fund, and the Fund. The Fund commenced operations on October 14, 2013. The financial statements herein relate solely to those of the Fund.

The Fund is an exchange-traded fund (“ETF”). As an ETF, the Fund trades like other publicly-traded securities and is designed to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), Shares of the Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. The Shares of the Fund are listed on the NYSE Arca (the “Exchange”), and trade in the secondary market at market prices that may differ from the Shares’ NAV.

1. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

A. SECURITY VALUATION: The values of the Fund’s portfolio securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service may use information provided by market makers or estimates of market values obtained from yield data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Advisor believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Advisor in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s benchmark index, the Renaissance IPO Index (the “Index”). This may adversely affect the Fund’s ability to track the Index.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the Fund’s investments were valued based on Level 1 inputs, as detailed on the Portfolio of Investments.

Renaissance Capital — The IPO Expert Page 13

Renaissance IPO ETF
Notes to Financial Statements
For the Period Ended September 30, 2014 (Continued)

It is the Fund’s policy to record transfers in to or out of Level 1, Level 2, and Level 3 at the end of the reporting period. There were no transfers in to or out of any level during the current period presented. Additionally, the Fund did not hold any Level 3 securities during the period.

B. INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on an accrual basis.

C. INVESTMENT TRANSACTIONS: Security transactions are accounted for on a trade date basis for financial reporting purposes. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

2. FEDERAL INCOME TAXES: It is the Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to distribute all of its taxable income to relieve it from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years (current and prior years, as applicable) or expected to be taken in the Fund’s 2014 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Fund identifies its major tax jurisdiction as U.S. Federal and foreign jurisdictions where the Fund makes significant investments.

As of September 30, 2014, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed		Post October		Total
Ordinary	Long-Term	Capital Loss	and Late Year	Unrealized	Accumulated
Income	Gains	Carry Forwards	Losses	Appreciation	Earnings
$633,344	$—	$—	$—	$1,529,087	$2,162,431

The difference between book basis and tax basis unrealized appreciation, accumulated net realized loss on investments and accumulated net investment loss is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts and partnerships.

For the year ended September 30, 2014, the Fund reclassified non-taxable security gain realized on the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities in the amount of $1,163,457.

The tax character of distributions paid during the year ended September 30, 2014 was ordinary income of $81,214.

A. DISTRIBUTIONS TO SHAREHOLDERS: The Fund will normally distribute substantially all of its net investment income at least annually. Any realized net capital gains will be distributed annually. The fund may also pay a special distribution at any time to comply with U.S federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Permanent book and tax differences resulted in reclassification for the fiscal year ended September 30, 2014 as follows: an increase in paid-in-capital of $1,136,673; a decrease in accumulated net investment income of $1,167; and a decrease in accumulated net realized gain on investments of $1,135,506.

3. FEES AND EXPENSES

A. MANAGEMENT FEE: Renaissance Capital LLC (the “Advisor”) serves as investment Advisor to the Fund pursuant to an investment management agreement between the Trust and the Advisor (the “Investment Management Agreement”). Under the Investment Management Agreement, the Advisor, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages the investment of the Fund’s assets. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

Renaissance Capital — The IPO Expert Page 14

Renaissance IPO ETF
Notes to Financial Statements
For the Period Ended September 30, 2014 (Continued)

Pursuant to a Supervision and Administration Agreement between the Trust, on behalf of the Fund, and the Advisor, the Advisor oversees the operation of the Fund, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Fund to operate, and exercises day-to-day oversight over the Fund’s service providers. Under the Supervision and Administration Agreement, the Advisor also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Fund, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of the Fund.

Pursuant to the terms of each of the Investment Management Agreement and the Supervision and Administration, the Trust has agreed to indemnify the Advisor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Investment Management Agreement also provides that the Advisor may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

As compensation for its services, the Advisor is paid a monthly management fee for providing investment advisory, supervisory, administrative and other services the Fund requires under an all-in fee structure based on a percentage of the Fund’s average daily net assets at the annual rate of 0.60%.

The Fund also bears certain other expenses, which are specifically excluded from being covered under the management fee and the Supervision and Administration Agreement (“Excluded Expenses”) and may vary and will affect the total level of expenses paid by the Fund. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Fund also bears asset-based custodial fees not covered by the Supervision and Administration Agreement.

B. DISTRIBUTION AND SERVICING FEES: Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Shares of the Fund. The Board of Trustees of the Trust has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its Shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of the Fund’s average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund.

4. SHAREHOLDER TRANSACTIONS: The Fund issues and redeems Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof. A Creation Unit consists of 50,000 Shares. Creation Units are sold to and from institutional brokers through participation agreements. Except when aggregated in Creation Units, Shares of a Fund are not redeemable. Such transactions generally consist of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) that comprise the Index and an amount of cash computed as described below (the “Cash Component”) or, as permitted or required by the Fund, of cash. The Cash Component together with the Deposit Securities, as applicable, are referred to as the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment. The “Dividend Equivalent Payment” enables the Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Fund (“Fund Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Fund and ends on the next ex-dividend date. Transactions in capital shares for a Fund are disclosed in detail in the Statements of Changes in Net Assets.

A fixed transaction fee of $500 per Creation Unit for the Fund, regardless of the number of Creation Units that are created or redeemed on the same day, is charged to the institutional broker creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The amounts are included in Other Capital on the Statements of Changes in Net Assets.

5. INDEMNIFICATION: Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Fund’s

Renaissance Capital — The IPO Expert Page 15

Renaissance IPO ETF
Notes to Financial Statements

For the Period Ended September 30, 2014 (Continued)

maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss due to these warranties appears to be remote.

6. INVESTMENT TRANSACTIONS: For the year ended September 30, 2014, the Fund had in-kind contributions of $43,088,091 in-kind redemptions of $13,128,359, and in-kind net realized gain/loss of $1,163,457.

The in-kind contributions and in-kind redemptions showed above may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The amounts showed above represent the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions or additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by the Fund are affected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

For the year ended September 30, 2014, the Fund made purchases with a cost of $36,068,559 and sales with proceeds of $36,180,614 of investment securities (excluding short-term securities).

7. SECURITIES LENDING: The Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being loaned. This collateral is marked-to-market on a daily basis. The Fund will then invest the cash collateral received in the State Street Navigator Prime Securities Lending Portfolio, and records a liability for the return of the collateral, during the period the securities are on loan. The Fund is subject to a lending limit of 33⅓% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Fund’s direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments. The lending fees and the Fund’s portion of the interest income earned on the cash collateral are included on the Statements of Operations as securities lending income

8. PRINCIPAL RISKS: In the normal course of business the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of selected principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Fund’s Prospectus.

A. CONCENTRATION RISK: The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Index concentrates in a particular sector or sectors or industry or group of industries. The Fund may be subject to the risk that economic, political or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

B. EQUITY SECURITIES RISK: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

Renaissance Capital — The IPO Expert Page 16

Renaissance IPO ETF
Notes to Financial Statements
For the Period Ended September 30, 2014 (Continued)

C. INDEX TRACKING RISK: The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index. In addition, the Fund may not be able to invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index, due to legal restrictions or other limitations. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Index is based on securities’ closing prices, the Fund’s ability to track the Index may be adversely affected.

D. INFORMATION TECHNOLOGY RISK: Information technology companies frequently represent the largest sector in the Index. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

E. IPO RISK: The Fund invests in companies that have recently completed an initial public offering. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Index. The price of stocks included in the Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float Shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their Shares in the public market in the months following an IPO when Shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up Shares are released.

F. MARKET RISK: The prices of the securities in the Fund are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

G. MASTER LIMITED PARTNERSHIP (“MLPs”) RISK: Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

H. NON-DIVERSIFIED RISK: The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk because it seeks to replicate an index that is comprised of a limited number of securities.

I. PREMIUM/DISCOUNT RISK: Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholders may sustain losses.

J. REAL ESTATE INVESTMENT TRUST (“REIT”) RISK: Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient

Renaissance Capital — The IPO Expert Page 17

Renaissance IPO ETF
Notes to Financial Statements
For the Period Ended September 30, 2014 (Continued)

capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing returns to the Fund on its investment in such company.

K. REPLICATION MANAGEMENT RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

L. SECURITIES LENDING RISK: Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund) or become insolvent. The Fund may pay fees to the party arranging the loan of securities. In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes payment of the same amount to the Fund. Dividends, if they constitute “qualified dividends,” are taxable at the same rate as long-term capital gains. These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates. As a result, some of the distributions received by shareholders who hold Fund Shares in taxable accounts may be subject to taxation at a higher rate than if the Fund had not loaned its portfolio securities.

M. SMALL AND MID-CAPITALIZATION COMPANY RISK: The Fund invests in small and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

9. SUBSEQUENT EVENTS: The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Renaissance Capital — The IPO Expert Page 18

Renaissance IPO ETF
Other Information (unaudited)
For the Period Ended September 30, 2014

Proxy Voting Policies and Procedures and Records

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-486-6645 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-486-6645.

Cost of Investing

Shareholders of the Fund will incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help the shareholder understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended September 30, 2014.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund charges a transaction fee of $500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Fund’s shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning
	Account	Ending	Expenses Paid
	Value	Account Value	During Period*	Annualized
	(4/1/14)	(9/30/14)	(4/1/14-9/30/14)	Expense Ratio
Actual	$1,000	$1,032	$3.06	0.60%
Hypothetical	$1,000	$1,022	$3.04	0.60%
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

Renaissance Capital — The IPO Expert Page 19

Renaissance IPO ETF
Other Information (unaudited)
For the Period Ended September 30, 2014

Additional Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2014.

Dividend Received Deduction

The percentage of distributions which qualify for the corporate dividends received deduction is 6.94%.

Qualified Dividend Income

A portion of dividends distributed by the Fund during the fiscal year ended September 30, 2014 is considered qualified dividend income, and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund had qualified dividend income of $68,189 for the year ended September 30, 2014.

Long Term Capital Gains

Long term capital gain dividends of $8,552 were paid by the Fund during the year ended September 30, 2014.

Renaissance Capital — The IPO Expert Page 20

Trustees and Officers

Name Address Date of Birth	Position(s) Held with Trust	Length of Service¹	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen²	Other Directorships Held
Independent Trustees
Warren K. Greene* 165 Mason Street Greenwich, CT 06830 02/36	Independent Trustee	Since December 1997	President – American Investors Fund, LLC (July 2006 – Present)	2	EII Realty Securities Trust
Gerald W. Puschel* 165 Mason Street Greenwich, CT 06830 12/44	Independent Trustee	Since December 1997	Chairman – F. Schumacher & Co.	2	F. Schumacher & Co.
Walter E. Auch Jr.* 165 Mason Street Greenwich, CT 06830 03/45	Independent Trustee	Since August 2013	AuchCompany LLC, H.J. Sims & Co., Inc.	2	None
Interested Trustee and Officers
Kathleen Shelton Smith[3] 165 Mason Street Greenwich, CT 06830 05/54	Interested Trustee, Chairperson, Treasurer and Chief Compliance Officer	Since December 1997	Chairperson, Chief Compliance Officer, Vice President, Treasurer and Secretary – Renaissance Capital LLC, Renaissance Capital, Investments Inc., Renaissance Capital International, LLC	2	None
William K. Smith[4] 165 Mason Street Greenwich, CT 06830 05/51	President	Since December 1997	President, Chief Executive Officer and Director – Renaissance Capital LLC, Renaissance Capital, Investments, Inc., Renaissance Capital International, LLC	2	None
Linda R. Kilian 165 Mason Street Greenwich, CT 06830 08/50	Chief Investment Officer, Vice President, Secretary	Since December 1997	Vice President and Director – Renaissance Capital LLC, Renaissance Capital, Investments, Inc., Renaissance Capital International, LLC	2	None

1	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

2	The Fund Complex consists of the Global IPO Fund and Renaissance IPO ETF, each a series of the Trust.

3	“Interested person” of the Trust within the meaning of the 1940 Act. Ms. Smith is an officer of the Adviser and the spouse of William K. Smith.

4	Mr. Smith is the spouse of Kathleen Shelton Smith.

The IPO ETF’s Statement of Additional Information (SAI) includes information about the Fund’s trustees and officers.

The SAI is available, without charge, upon request by calling toll-free 1-888-476-3863.

*	Member of the Audit Committee.

Renaissance Capital — The IPO Expert Page 21

P r i v a c y  N o t i c e

FACTS	WHAT DOES RENAISSANCE CAPITAL GREENWICH FUNDS AND ITS INVESTMENT ADVISOR RENAISSANCE CAPITAL LLC (“RENAISSANCE CAPITAL”), DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number

●         account balances

●         account transactions

●         transaction history

●         wire transfer instructions

●         checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Renaissance Capital chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Renaissance Capital share?	Can you limit this sharing?

For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share
Questions? Call 203-622-2978 or go to www.renaissancecapital.com

Renaissance Capital — The IPO Expert Page 22

P r i v a c y  N o t i c e

WHAT WE DO
Who is providing this notice?	Renaissance Capital Greenwich Funds and its advisor Renaissance Capital LLC. A complete list is included below.
How does Renaissance Capital protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Renaissance Capital collect my personal information?

We collect your personal information, for example, when you

●     open an account

●     provide account information

●     give us your contact information

●     make a wire transfer

●     tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include: Renaissance Capital LLC, Renaissance Capital Investments, Inc., Renaissance Capital International, LLC

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Renaissance Capital doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Renaissance Capital doesn’t jointly market.
LIST OF ENTITIES PROVIDING THIS NOTICE
Renaissance Capital LLC Renaissance Capital Greenwich Funds Renaissance Capital Investments, Inc. Renaissance Capital International, LLC

Renaissance Capital — The IPO Expert Page 23

Item 2.  Code of Ethics

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3.  Audit Committee Financial Expert

The registrant’s board of trustees has determined that Warren Greene is the independent audit committee financial expert.

Item 4.  Principal Accountant Fees and Services

(a)

Audit Fees

Registrant

Adviser

            FY 09/30/14

$26,000

N/A

FY 09/30/13

$14,000

          N/A

(b)

Audit-Related Fees

Registrant

Adviser

FYE 09/30/14

$0

N/A

FYE 09/30/13

$0

N/A

(c)

Tax Fees

Registrant

Adviser

FYE 09/30/14

$5,000

N/A

FYE 09/30/13

$2,500

N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Adviser

FYE 09/30/14

$0

N/A

FYE 09/30/13

$0

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

N/A

N/A

Tax Fees:

N/A

            N/A

All Other Fees:

N/A

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FYE 09/30/2014

$5,000

N/A

FYE 09/30/2013

$2,500

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended.  The members of the registrant’s audit committee are Warren K. Greene, Gerald W. Puschel and Walter E. Auch, Jr.

Item 6.  Schedule of Investments

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certification(s) required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the “1940 Act”) are attached hereto.

(a)(3)

Not applicable to the Filing.

(b)

The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

By:

/s/ William K. Smith

William K. Smith,

President

Date:

December 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ William K. Smith

William K. Smith,

President

Date:

December 8, 2014

By:

/s/ Kathleen S. Smith

Kathleen S. Smith,

Chairman of the Board, Treasurer

Date:

December 8, 2014